Share Capital and Reserves - Schedule of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Warrant Activity [Line Items]
Number of Shares Under Warrants, Balance beginning	544,280	175,801	25,233
Weighted Average Exercise Price, Balance beginning	$ 21.2	$ 107.4	$ 638.4
Number of Shares Under Warrants, Warrants Granted		648,904	240,914
Weighted Average Exercise Price, Warrants Granted		$ 12.8	$ 93.8
Number of Shares Under Warrants, Warrants Exercisable		544,280
Weighted Average Exercise Price, Warrants Exercisable		$ 21.2
Number of Shares Under Warrants, Expire/Cancelled		(888)	(90,346)
Weighted Average Exercise Price, Expire/Cancelled		$ 370	$ 215
Number of Shares Under Warrants, Exercised		(279,538)
Weighted Average Exercise Price, Exercised		$ 9.8
Number of Shares Under Warrants, Balance ending	42,096	544,280	175,801
Weighted Average Exercise Price, Balance ending		$ 21.2	$ 107.4